Annual Operating Expenses - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Consumer Staples Index ETF - Fidelity MSCI Consumer Staples Index ETF	Nov. 29, 2022
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%